Debt and Lease Liabilities - Schedule of debt and lease liabilities outstanding (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2017 MXN ($)
Debt and Lease Liabilities
Principal	$ 104,214,190	$ 3,657,968		$ 300,000
Finance Costs	(1,259,017)
Interest Payable			$ 1,674,544
Total debt	102,955,173		88,535,859
Less: Current portion of long-term debt, excluding interest payable			1,674,544
Principal amount of current portion of long-term debt	4,579,474	219,438
Finance Cost on current portion of long-term debt	(22,524)
Less: Current portion of long-term debt	4,556,950		9,987,932
Lease liabilities:
Total lease liabilities	5,386,639		7,291,550
Less: Current portion	1,242,957		1,280,932
Lease liabilities, net of current portion	4,143,682		6,010,618
Borrowing interest rate (as a percent)					0.85%	0.85%
Principal amount of long-term debt, net of current portion	99,634,716	3,438,530
Finance Cost on long-term debt, net of current portion	(1,236,493)
Long-term debt, net of current portion	98,398,223		78,547,927
Satellite Transponders
Lease liabilities:
Total lease liabilities	1,866,747		1,994,437
Telecommunications network lease agreement
Lease liabilities:
Total lease liabilities	538,356		573,761
Others
Lease liabilities:
Total lease liabilities	2,981,536		4,723,352
U.S. Dollar
Debt and Lease Liabilities
Principal	76,338,500	3,657,968
Finance Costs	(1,099,557)
Principal, Net of Finance Costs	75,238,943
Interest Payable			1,470,181
Total debt			60,764,653
Mexican Peso
Debt and Lease Liabilities
Principal	27,875,690
Finance Costs	(159,460)
Principal, Net of Finance Costs	27,716,230
Interest Payable			204,363
Total debt			27,771,206
6.625% Senior Notes due 2025
Debt and Lease Liabilities
Principal				47,000
6.625% Senior Notes due 2025 | U.S. Dollar
Debt and Lease Liabilities
Principal	4,579,474	$ 219,438
Finance Costs	(22,524)
Principal, Net of Finance Costs	$ 4,556,950
Effective Interest Rate	7.60%	7.60%
Interest Payable			75,847
Total debt			3,654,554
Lease liabilities:
Borrowing interest rate (as a percent)	6.625%	6.625%
4.625% Senior Notes due 2026
Debt and Lease Liabilities
Principal				92,600
4.625% Senior Notes due 2026 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 4,328,669	$ 207,420
Finance Costs	(5,147)
Principal, Net of Finance Costs	$ 4,323,522
Effective Interest Rate	5.03%	5.03%
Interest Payable			100,100
Total debt			3,504,921
Lease liabilities:
Borrowing interest rate (as a percent)	4.625%	4.625%
8.50% Senior Notes due 2032 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 6,260,730	$ 300,000
Finance Costs	(34,468)
Principal, Net of Finance Costs	$ 6,226,262
Effective Interest Rate	9.00%	9.00%
Interest Payable			162,605
Total debt			5,042,597
Lease liabilities:
Borrowing interest rate (as a percent)	8.50%	8.50%
6.625% Senior Notes due 2040 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 12,521,460	$ 600,000
Finance Costs	(141,613)
Principal, Net of Finance Costs	$ 12,379,847
Effective Interest Rate	7.05%	7.05%
Interest Payable			377,905
Total debt			10,012,592
Lease liabilities:
Borrowing interest rate (as a percent)	6.625%	6.625%
5% Senior Notes due 2045
Debt and Lease Liabilities
Principal				98,700
5% Senior Notes due 2045 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 16,499,319	$ 790,610
Finance Costs	(453,662)
Principal, Net of Finance Costs	$ 16,045,657
Effective Interest Rate	5.39%	5.39%
Interest Payable			119,162
Total debt			12,915,265
Lease liabilities:
Borrowing interest rate (as a percent)	5.00%	5.00%
5.25% Senior Notes due 2049
Debt and Lease Liabilities
Principal				41,300
5.25% Senior Notes due 2049 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 13,792,972	$ 660,928
Finance Costs	(315,577)
Principal, Net of Finance Costs	$ 13,477,395
Effective Interest Rate	5.59%	5.59%
Interest Payable			72,413
Total debt			10,871,373
Lease liabilities:
Borrowing interest rate (as a percent)	5.25%	5.25%
6.125% Senior Notes due 2046
Debt and Lease Liabilities
Principal				$ 20,400
6.125% Senior Notes due 2046 | U.S. Dollar
Debt and Lease Liabilities
Principal	$ 18,355,876	$ 879,572
Finance Costs	(126,566)
Principal, Net of Finance Costs	$ 18,229,310
Effective Interest Rate	6.47%	6.47%
Interest Payable			562,149
Total debt			14,763,351
Lease liabilities:
Borrowing interest rate (as a percent)	6.125%	6.125%
8.79% Notes due 2027
Debt and Lease Liabilities
Principal							$ 4,500,000
Lease liabilities:
Borrowing interest rate (as a percent)							8.79%
8.79% Notes due 2027 | Mexican Peso
Debt and Lease Liabilities
Principal	$ 4,500,000
Finance Costs	(8,825)
Principal, Net of Finance Costs	$ 4,491,175
Effective Interest Rate	8.84%	8.84%
Interest Payable			101,085
Total debt			4,488,372
Lease liabilities:
Borrowing interest rate (as a percent)	8.79%	8.79%
8.49% Senior Notes due 2037 | Mexican Peso
Debt and Lease Liabilities
Principal	$ 4,500,000
Finance Costs	(15,550)
Principal, Net of Finance Costs	$ 4,484,450
Effective Interest Rate	8.94%	8.94%
Interest Payable			44,572
Total debt			4,483,755
Lease liabilities:
Borrowing interest rate (as a percent)	8.49%	8.49%
7.25% Senior Notes due 2043 | Mexican Peso
Debt and Lease Liabilities
Principal	$ 6,225,690
Finance Costs	(63,283)
Principal, Net of Finance Costs	$ 6,162,407
Effective Interest Rate	7.92%	7.92%
Interest Payable			36,360
Total debt			6,161,147
Lease liabilities:
Borrowing interest rate (as a percent)	7.25%	7.25%
Bank loans | Mexican Peso
Debt and Lease Liabilities
Principal	$ 10,000,000
Finance Costs	(71,802)
Principal, Net of Finance Costs	$ 9,928,198
Effective Interest Rate	11.69%	11.69%
Total debt			9,987,932
Bank loans (Sky) | Mexican Peso
Debt and Lease Liabilities
Principal	$ 2,650,000
Principal, Net of Finance Costs	$ 2,650,000
Effective Interest Rate	12.46%	12.46%
Interest Payable			22,346
Total debt			$ 2,650,000